Label	Element	Value
Brookfield Global Listed Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brookfield Global Listed Infrastructure Fund (the “Fund,” or the “Infrastructure Fund”) seeks total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds. You may also qualify for sales charge discounts or waivers through certain financial intermediaries. More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” on page 68 of the Fund’s Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” attached to the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated based upon those incurred during the year ended December 31, 2020 and adjusted to reflect (i) the removal of administration fees; and (ii) the addition of the estimated service fees for the year ending December 31, 2021 payable to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”), and, as part of the 80% Policy, at least 40% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”). The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal market conditions, the Fund will maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund may also invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in energy-infrastructure companies organized as master limited partnerships (“MLPs”). The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities (“junk bonds”), as described in this Prospectus.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
The Fund defines an infrastructure company as any company that derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water and sewage, and communication.
Infrastructure assets currently include:
•
toll roads, bridges and tunnels;

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airports;

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seaports;

•
electricity generation and transmission and distribution lines;

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gathering, treating, processing, fractionation, transportation and storage of hydrocarbon products;

•
water and sewage treatment and distribution pipelines;

•
communication towers and satellites; and

•
railroads.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:
•
as a hedge against adverse changes in the market prices of securities, interest rate or currency exchange rates;

•
as a substitute for purchasing or selling securities;

•
to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

•
to manage the Fund’s portfolio characteristics.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments. As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality. The Fund, however, may not invest in securities in default.
The Fund may invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded securities of infrastructure companies, whose primary operations or principal trading market is in an “emerging market.” In addition, the Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes). Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities (as defined herein), income trusts, limited partnerships, and limited partnership interests in the general partners of MLPs, issued by infrastructure companies. Other Fund investments may include warrants, depositary receipts, exchange-traded notes, and investment companies, including exchange-traded funds. The Fund retains the ability to invest in infrastructure companies of any market size capitalization.
The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provide extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.
The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.
No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s policy of concentration in companies in the infrastructure industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following summarizes the principal risks that have been identified for the Fund.
Health Crisis Risk.   The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Risks of Recent Market and Economic Developments.    The global pandemic outbreak of an infectious repiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 and concern about its spread has resulted in severe disruptions to global financial markets, border closings, restrictions on travel and gatherings of any measurable amount of people, “shelter in place” orders (or the equivalent) for states, cities, metropolitan areas and countries, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, severely impacted customer and client activity in virtually all markets and sectors, and a virtual cessation of normal economic activity. These events have contributed to severe market volatility, which may result in reduced liquidity, heightened volatility and negatively impact Fund performance and the value of your investment in the Fund.
Markets generally and the energy sector specifically, including MLPs and energy infrastructure companies in which the Fund invests, have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the pandemic spread of COVID-19 and by price competition among key oil-producing countries. Recently, global oil prices have declined significantly and experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil has slowed and oil storage facilities reach their storage capacities. The Organization of Petroleum Exporting Countries (“OPEC”) and other oil-producing countries had agreed to reduce production in 2020. Reduced production and continued oil price volatility may adversely impact MLPs and energy infrastructure companies. Such companies’ growth prospects and ability to pay high dividends may be negatively impacted, which could adversely impact Fund performance and the value of your investment in the Fund. Additionally, an extended period of reduced oil prices may significantly lengthen the time the energy sector would need to recover after a stabilization of prices.
The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID-19, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the United States and worldwide. The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely impact the Fund’s portfolio. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Fund cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets. The Adviser intends to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Infrastructure Risk.   Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.
Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the current presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure regulations, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure and other markets.
Equity Securities Risk.   Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.
Concentration Risk.   Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowing for investment purposes) in securities as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that does not concentrate its investments.
Investment Risk.   An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Geopolitical Risk.   Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Adviser Investment Risk.   The Adviser and its affiliates (each, an “Adviser Investor”) may from time to time own a significant amount of the Fund’s shares (an “Adviser Investment”). An Adviser Investor may make an Adviser Investment to enable the Fund to reach critical mass or because the Adviser Investor has capital to invest and wants exposure to the Fund’s investment strategy or for other reasons. If an Adviser Investment is substantial relative to the Fund’s overall asset size, a partial or complete redemption of the Adviser Investment, which may occur at any time, including at the time of other inflows or outflows, may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund. The Adviser Investor reserves the right to redeem its Adviser Investment at any time in accordance with applicable law in its sole and absolute discretion.
Portfolio Selection Risk.   The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.
Issuer Risk.   Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.
Market Risk.   The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The Fund may experience a substantial or complete loss on any individual security.
Liquidity Risk.   Some securities held by the Fund may be difficult to sell, not publicly traded, or illiquid, particularly during times of market turmoil or adverse investor perceptions. Such securities may include securities that are not readily marketable and may be difficult to value. If the Fund desires to sell such securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund could be adversely affected. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Construction and Development Risk.   Investments in new or development stage infrastructure projects, carry the risk that a project may not be completed within budget, within the agreed time frame and to the agreed specification.
Foreign (Non-U.S.) Securities Risk.   Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
Emerging Markets Risk.   Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. In addition, the availability and reliability of information material to an investment decision, particularly financial information, from these companies in emerging markets may be limited in comparison to the scope and reliability of financial information provided by U.S. companies.
Foreign Currency Risk.   The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies in which a security is denominated and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Commodity-Related Investments Risk.   The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.
Fixed Income Risk.   The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments. These risks may be greater in the current market environment because interest rates are near historically low levels.
During periods of very low or negative interest rates, fixed income securities may be unable to maintain positive returns. Interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. Certain European countries have recently experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Interest Rate Risk.   A rise in interest rates will cause the price of fixed income securities to fall. Generally, fixed income securities with longer maturities carry greater interest rate risk. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
Credit Risk.   An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
“Junk” Bond Risk.   Debt securities that are below investment grade, called “junk bonds,” generally offer a higher yield than is offered by higher rated securities, but are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
Leverage Risk.   Some transactions entered into by the Fund may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
MLP Risk.   An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. MLPs benefit from various tax provisions that may not be available in the future. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Return of Capital Risk.   The Fund expects to make quarterly distributions at a level percentage rate regardless of its quarterly performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis to that extent.
Redemption Risk.    The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
Preferred Securities Risk.   There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.
Derivatives Risk.   The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Small- and Mid-Capitalization Risk.   The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.
Stapled Securities Risk.   A stapled security is a security that is comprised of two parts that cannot be separated from one another. The two parts of a stapled security are a unit of a trust and a share of a company. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security.
The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will change in value, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2020 and by showing how the Fund’s average annual total returns for one- and five-year periods and since inception compare with those of a broad measure of market performance. On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available at https://publicsecurities.brookfield.com/en or by calling 1-855-244-4859.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2020 and by showing how the Fund’s average annual total returns for one- and five-year periods and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-244-4859
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://publicsecurities.brookfield.com/en
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares(1) Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)
The return shown in the bar chart is for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.15% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was –20.10% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.10%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31,2020, with maximum sales charge, if applicable
Brookfield Global Listed Infrastructure Fund | FTSE Global Core Infrastructure 50/50 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.34%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.49%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Brookfield Global Listed Infrastructure Fund | Dow Jones Brookfield Global Infrastructure Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.51%)	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.68%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.84%	[2],[3]
Brookfield Global Listed Infrastructure Fund | BGL Custom Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.34%)	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.08%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.54%	[2],[4]
Brookfield Global Listed Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,043
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
Brookfield Global Listed Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,452
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Brookfield Global Listed Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[9]
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[6],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[9]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7],[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[7],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Annual Return 2012	rr_AnnualReturn2012	17.06%
Annual Return 2013	rr_AnnualReturn2013	23.11%
Annual Return 2014	rr_AnnualReturn2014	7.54%
Annual Return 2015	rr_AnnualReturn2015	(19.01%)
Annual Return 2016	rr_AnnualReturn2016	12.64%
Annual Return 2017	rr_AnnualReturn2017	10.79%
Annual Return 2018	rr_AnnualReturn2018	(8.03%)
Annual Return 2019	rr_AnnualReturn2019	25.42%
Annual Return 2020	rr_AnnualReturn2020	(3.23%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Brookfield Global Listed Infrastructure Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[2]
Brookfield Global Listed Infrastructure Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[2]

[1]	The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization. Data for the FTSE Global Core Infrastructure 50/50 Index (USD) is unavailable prior to its inception date of March 2, 2015.
[2]	Class A was incepted on December 29, 2011, Class C was incepted on May 1, 2012 and Class I (i.e., the Legacy Class Y Shares) was incepted on December 1, 2011. The Dow Jones Brookfield Global Infrastructure Composite Total Return Index and the BGL Custom Index references Legacy Class Y’s inception date.
[3]	The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no direct role in the day-to-day management of any Brookfield co-branded indexes.
[4]	The BGL Custom Index is represented by the performance of the Dow Jones Brookfield Global Infrastructure Composite Index for periods from the Fund’s inception to December 31, 2019, and the FTSE Global Core Infrastructure 50/50 Index for periods from January 1, 2020 and thereafter.
[5]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[6]	Other expenses are estimated based upon those incurred during the year ended December 31, 2020 and adjusted to reflect (i) the removal of administration fees; and (ii) the addition of the estimated service fees for the year ending December 31, 2021 payable to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
[7]	Brookfield Public Securities Group LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.25% for Class A Shares, 2.00% for Class C Shares, and 1.00% for Class I Shares. Effective April 30, 2021, the Adviser contractually agreed to reduce the Fund’s expense cap by 0.10% for each share class. Prior to April 30, 2021, the Fund’s expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2022 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[8]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
[9]	On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.